CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2019	Dec. 31, 2018
Statement Of Financial Position [Abstract]
Common Stock Par Or Stated Value Per Share	$ 0.10	$ 0.10
Common Stock Shares Authorized		10,000
Common Stock Shares Issued		3,420
Treasury Stock Shares	1,565	1,567